Note 7 - Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Employee compensation costs	$ 1,026,054	$ 364,070
Clinical development costs	389,045	23,185
Professional fees	309,062	206,675
State franchise and excise tax	120,456	0
Other	88,659	50,322
Total	$ 1,933,276	$ 644,252